        JULY 20, 2001 SUPPLEMENT TO THE MAY 1, 2001 STATEMENT OF ADDITIONAL INFORMATION FOR THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

The following information supplements the NonStandardized Performance Update Charts in the Performance Information section:

                               TRAVELERS PRIMELITE
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                            Cumulative Returns
                                                       ---------------------------------------
                                                          YTD      1 YR      3YR       5YR

----------------------------------------------------------------------------------------------
EQUITY ACCOUNTS:
----------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                18.81%    18.81%    48.09%   111.03%
----------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                 -8.24%    -8.24%      -         -
----------------------------------------------------------------------------------------------



                                                       Average Annual Returns
                                                      -----------------------------------------
                                                        3YR      5YR    Inception   Inception
                                                                         To Date     Date #
----------------------------------------------------- -----------------------------------------
EQUITY ACCOUNTS:
----------------------------------------------------- -----------------------------------------
Smith Barney Fundamental Value Portfolio               13.97%   16.09%    15.82%     12/3/93
----------------------------------------------------- -----------------------------------------
Smith Barney Large Cap Growth Portfolio                  -        -       15.27%     5/1/98
----------------------------------------------------- -----------------------------------------


                                                           Calendar Year Returns
                                                       ------------------------------
                                                          1999      1998      1997

-----------------------------------------------------  ------------------------------
EQUITY ACCOUNTS:
-----------------------------------------------------  ------------------------------
Smith Barney Fundamental Value Portfolio                 20.32%     3.60%    15.22%
-----------------------------------------------------  ------------------------------
Smith Barney Large Cap Growth Portfolio                  29.02%       -        -
-----------------------------------------------------  ------------------------------



# The inception date is the date that the underlying fund commenced operations.